S-K 1602(c) Dilution - USD ($)		Mar. 23, 2026	Jan. 31, 2026
Net Tangible Book Value Line Items
Net Tangible Book Value		$ 102,855,000
Number Of Shares Used Line Items
Number of Shares Used Adjustment		16,157,703
Ordinary Shares Offered [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	[1]	$ 0.0066
Net Tangible Book Value Line Items
Net Tangible Book Value	[1]	$ 25,000
Number Of Shares Used Line Items
Number of Shares Used Adjustment	[1]	3,793,103
Private Units [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	[2]	$ 8.3333
Net Tangible Book Value Line Items
Net Tangible Book Value	[2]	$ 2,830,000
Number Of Shares Used Line Items
Number of Shares Used Adjustment	[2]	339,600
Public Shareholders [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share	[3]	$ 8.3333
Net Tangible Book Value Line Items
Net Tangible Book Value	[3]	$ 100,000,000
Number Of Shares Used Line Items
Number of Shares Used Adjustment	[3]	12,000,000
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share			$ 0.16
Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share			0.17
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share			5.57
Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share			5.57
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share			4.58
Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share			4.58
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share			3.01
Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share			3.01
Offering Price of 9.09 Per Unit [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share			6.26
Offering Price of 9.09 Per Unit [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share			6.25
Difference between NTBV and Offering Price [Member] | Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share			9.84
Difference between NTBV and Offering Price [Member] | Redemption at 100 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share			9.83
Difference between NTBV and Offering Price [Member] | Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share			4.43
Difference between NTBV and Offering Price [Member] | Redemption at 25 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share			4.43
Difference between NTBV and Offering Price [Member] | Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share			5.42
Difference between NTBV and Offering Price [Member] | Redemption at 50 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share			5.42
Difference between NTBV and Offering Price [Member] | Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share			6.99
Difference between NTBV and Offering Price [Member] | Redemption at 75 Percent of Maximum [Member] | Over-allotment Option Not Exercised [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Adjusted, per Share			$ 6.99
No Over-Allotment [Member] | No Redemption [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share		$ (0.05)
Net Tangible Book Value Amount of Dilution, Per Share		3.75
Net Tangible Book Value, Adjusted, per Share		6.25
No Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share		(0.05)
Net Tangible Book Value Amount of Dilution, Per Share		9.83
Net Tangible Book Value, Adjusted, per Share		0.17
No Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share		(0.05)
Net Tangible Book Value Amount of Dilution, Per Share		4.43
Net Tangible Book Value, Adjusted, per Share		5.57
No Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share		(0.05)
Net Tangible Book Value Amount of Dilution, Per Share		5.42
Net Tangible Book Value, Adjusted, per Share		4.58
No Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share		(0.05)
Net Tangible Book Value Amount of Dilution, Per Share		6.99
Net Tangible Book Value, Adjusted, per Share		3.01
Full Over-Allotment [Member] | No Redemption [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share		(0.05)
Net Tangible Book Value Amount of Dilution, Per Share		3.74
Net Tangible Book Value, Adjusted, per Share		6.26
Full Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share		(0.05)
Net Tangible Book Value Amount of Dilution, Per Share		9.84
Net Tangible Book Value, Adjusted, per Share		0.16
Full Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share		(0.05)
Net Tangible Book Value Amount of Dilution, Per Share		4.43
Net Tangible Book Value, Adjusted, per Share		5.57
Full Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share		(0.05)
Net Tangible Book Value Amount of Dilution, Per Share		5.42
Net Tangible Book Value, Adjusted, per Share		4.58
Full Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share		(0.05)
Net Tangible Book Value Amount of Dilution, Per Share		6.99
Net Tangible Book Value, Adjusted, per Share		$ 3.01
Without Over Allotment [Member] | No Redemption [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value			$ (210,399)
Net Tangible Book Value Adjusted			$ 101,054,341
Without Over Allotment [Member] | No Redemption [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment			10,000,000
Without Over Allotment [Member] | No Redemption [Member] | Founder Shares Received [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted			$ 139,739
Without Over Allotment [Member] | No Redemption [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted			25,000
Without Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value			(210,399)
Net Tangible Book Value Adjusted			$ 1,054,341
Without Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment			10,000,000
Without Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Founder Shares Received [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted			$ 139,739
Without Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted			25,000
Without Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value			(210,399)
Net Tangible Book Value Adjusted			$ 76,054,341
Without Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment			10,000,000
Without Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Founder Shares Received [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted			$ 139,739
Without Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted			25,000
Without Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value			(210,399)
Net Tangible Book Value Adjusted			$ 51,054,341
Without Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment			10,000,000
Without Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Founder Shares Received [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted			$ 139,739
Without Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted			25,000
Without Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value			(210,399)
Net Tangible Book Value Adjusted			$ 26,054,341
Without Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment			10,000,000
Without Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Founder Shares Received [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted			$ 139,739
Without Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted			25,000
With Over Allotment [Member] | No Redemption [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value			(210,399)
Net Tangible Book Value Adjusted			$ 116,129,341
With Over Allotment [Member] | No Redemption [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment			11,500,000
With Over Allotment [Member] | No Redemption [Member] | Founder Shares Received [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted			$ 139,739
With Over Allotment [Member] | No Redemption [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted			25,000
With Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value			(210,399)
Net Tangible Book Value Adjusted			$ 1,129,341
With Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment			11,500,000
With Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Founder Shares Received [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted			$ 139,739
With Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted			25,000
With Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value			(210,399)
Net Tangible Book Value Adjusted			$ 87,379,341
With Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment			11,500,000
With Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Founder Shares Received [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted			$ 139,739
With Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted			25,000
With Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value			(210,399)
Net Tangible Book Value Adjusted			$ 58,629,341
With Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment			11,500,000
With Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Founder Shares Received [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted			$ 139,739
With Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted			25,000
With Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value			(210,399)
Net Tangible Book Value Adjusted			$ 29,879,341
With Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment			11,500,000
With Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Founder Shares Received [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted			$ 139,739
With Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted			$ 25,000

[1]	Assumes the full surrender and forfeiture of 568,966 founder shares and no exercise of the underwriters’ over-allotment option.
[2]	Includes the issuance of an additional 56,600 shares underlying the rights contained in the private units.
[3]	Includes the issuance of an additional 2,000,000 shares underlying the rights contained in the public shareholders.